Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 179	$ 179
Recorded Investment, Total	318	317
Unpaid Principal Balance, Total	317	316
Average recorded investment, Total	318	325
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	21	18
With an allowance recorded, Recorded Investment	31	31
With an allowance recorded, Unpaid Principal Balance	30	30
With an allowance recorded, Average recorded investment	31	31
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	96	90
With no related allowance recorded, Unpaid Principal Balance	96	90
Related Allowance, Total	142	143
With no related allowance recorded, Average recorded investment	94	74
With an allowance recorded, Recorded Investment	165	171
With an allowance recorded, Unpaid Principal Balance	165	171
With an allowance recorded, Average recorded investment	167	195
Retail [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	15	17
With an allowance recorded, Recorded Investment	24	23
With an allowance recorded, Unpaid Principal Balance	24	23
With an allowance recorded, Average recorded investment	24	23
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	1	1
With an allowance recorded, Recorded Investment	2	2
With an allowance recorded, Unpaid Principal Balance	2	2
With an allowance recorded, Average recorded investment	2	2
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	157	149
Recorded Investment, Total	472	491
Unpaid Principal Balance, Total	464	483
Average recorded investment, Total	456	460
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	3	4
With an allowance recorded, Recorded Investment	24	44
With an allowance recorded, Unpaid Principal Balance	24	43
With an allowance recorded, Average recorded investment	26	46
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	137	131
With an allowance recorded, Recorded Investment	420	420
With an allowance recorded, Unpaid Principal Balance	420	420
With an allowance recorded, Average recorded investment	403	378
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	16	12
With an allowance recorded, Recorded Investment	23	22
With an allowance recorded, Unpaid Principal Balance	15	15
With an allowance recorded, Average recorded investment	22	18
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	1	2
With an allowance recorded, Recorded Investment	5	5
With an allowance recorded, Unpaid Principal Balance	5	5
With an allowance recorded, Average recorded investment	$ 5	$ 18